Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Software services	$ 32,930	$ 30,934
Maintenance and technical support	34,762	36,149
Consulting services	499,100	413,242
Total revenues	566,792	480,325
Cost of revenues:
Software services	10,701	12,182
Maintenance and technical support	3,494	4,144
Consulting services	397,242	331,005
Total cost of revenues	411,437	347,331
Gross profit	155,355	132,994
Research and development expenses, net	10,090	8,995
Selling and marketing expenses	46,857	38,147
General and administrative expenses	37,552	31,222
Change in valuation of contingent consideration related to acquisitions	(906)	2,507
Operating income	61,762	52,123
Financial expenses	(4,993)	(3,802)
Financial income	1,392	113
Increase in valuation of consideration related to acquisitions)	(744)	(2,817)
Income before taxes on income	57,417	45,617
Taxes on income	11,138	10,278
Net income	46,279	35,339
Attributable to:
Equity holders of the Company	40,470	29,767
Non-controlling interests	5,809	5,572
Net income	$ 46,279	$ 35,339
Net earnings per share attributable to equity holders of The Company
Basic and diluted earnings per share (in Dollars per share)	$ 0.82	$ 0.61